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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenwood Investments, Inc.
                 -------------------------------
   Address:      420 Boylston St. 5th Floor
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

Form 13F File Number: 28-12943
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven Tannenbaum
         -------------------------------
Title:   President
         -------------------------------
Phone:   (617)-236-4240
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Tannenbaum            Boston, MA          02/6/09
   -------------------------------    -----------------   -------------
             [Signature]                [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:          33
                                        --------------------

Form 13F Information Table Value Total:       $56,479
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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NAME OF ISSUER                                                       TOTAL                                    VOTING AUTHORITY
                                  TITLE OF   CUSIP        VALUE      SHARES  SH/ PUT/ INVESTMENT OTHER     SOLE       SHARED    NONE
                                  CLASS                   (x$1000)   PRN AMT PRN CALL DISCRETION MANAGERS
Acergy ADR                        sponsored ADR  00443E104  $2,614   452,230 SH        SOLE       NA         452,230
Acme United Corp                  COM            004816104  $1,123   159,225 SH        SOLE       NA         159,225
ADDvantage Technologies Group Inc COM NEW        006743306    $651   365,502 SH        SOLE       NA         365,502
Boots & Coots International
Well Control, Inc                 COM NEW        099469504  $3,839 3,281,300 SH        SOLE       NA       3,281,300
Baldwin Technology Co Inc         Cl A           058264102    $613   356,522 SH        SOLE       NA         356,522
Bolt Technology Corp              COM            097698104  $1,370   196,856 SH        SOLE       NA         196,856
Concord Camera Corp               COM NEW        206156200    $723   294,900 SH        SOLE       NA         294,900
Cycle Country Accessories Corp    COM            232984104    $201   503,280 SH        SOLE       NA         503,280
DSW Inc                           Cl A           23334L102  $3,987   320,000 SH        SOLE       NA         320,000
Dress Barn Inc                    COM            261570105  $3,503   326,200 SH        SOLE       NA         326,200
HearUSA Inc                       COM NEW        422360305    $516   974,114 SH        SOLE       NA         974,114
Edac Technologies Corp            COM            279285100    $732   408,698 SH        SOLE       NA         408,698
Foot Locker Inc                   COM            344849104  $1,868   254,500 SH        SOLE       NA         254,500
GenVec Inc                        COM            37246C109    $142   329,276 SH        SOLE       NA         329,276
Hawk Corp                         Cl A           420089104  $1,629    98,150 SH        SOLE       NA          98,150
Hayes Lemmerz International Inc   COM NEW        420781304    $177   392,240 SH        SOLE       NA         392,240
John B San Filippo & Son          COM            800422107    $755   140,092 SH        SOLE       NA         140,092
Learning Tree International Inc   COM            522015106  $3,245   380,859 SH        SOLE       NA         380,859
MedQuist Inc                      COM            584949101    $775   378,258 SH        SOLE       NA         378,258
Mitcham Industries Inc            COM            606501104  $2,225   560,437 SH        SOLE       NA         560,437
Nashua Corp                       COM            631226107    $815   152,971 SH        SOLE       NA         152,971
Point 360                         COM            730507100    $535   399,225 SH        SOLE       NA         399,225
Quanex Building Products Corp     COM            747619104    $703    75,000 SH        SOLE       NA          75,000
QLT Inc                           COM            746927102    $391   162,090 SH        SOLE       NA         162,090
NewMarket Corp                    COM            651587107  $4,046   115,900 SH        SOLE       NA         115,900
Ocwen Financial Corp              COM NEW        675746309 $11,733 1,278,125 SH        SOLE       NA       1,278,125
Origen Financial REIT             COM            68619E208  $1,098 1,614,646 SH        SOLE       NA       1,614,646
PDI Inc.                          COM            69329V100  $1,383   344,963 SH        SOLE       NA         344,963
Phoenix Footwear Group Inc        COM            71903M100    $126   407,700 SH        SOLE       NA         407,700
Price Smart Inc.                  COM            741511109  $2,462   119,146 SH        SOLE       NA         119,146
Craft Brewers Alliance Inc        COM            224122101    $311   258,799 SH        SOLE       NA         258,799
TechTeam Global Inc               COM            878311109  $2,124   363,023 SH        SOLE       NA         363,023
Technology Solutions Co           COM NEW        87872T207     $65    62,373 SH        SOLE       NA          62,373

                                                 TOTAL     $56,479

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